UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21884

                  Oppenheimer Rochester Virginia Municipal Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                      Date of reporting period: 12/31/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rochester Virginia Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
MUNICIPAL BONDS AND NOTES--113.1%
VIRGINIA--77.9%
$    25,000   Alexandria, VA IDA (Alexandria Hospital)(1)        5.500%    07/01/2014   $     25,065
     10,000   Alexandria, VA IDA Educational Facilities
                 (Episcopal High School)(1)                      5.250     01/01/2010         10,029
    265,000   Alexandria, VA IDA Pollution Control (Potomac
                 Electric Power Company)(1)                      5.375     02/15/2024        260,810
    110,000   Alexandria, VA IDA Pollution Control (Potomac
                 Electric Power Company)(1)                      5.375     02/15/2024         96,983
     60,000   Alexandria, VA Redevel. & Hsg. Authority (CRS
                 Alexandria Hsg. Corp.)(1)                       6.125     10/01/2029         59,059
    180,000   Alexandria, VA Redevel. & Hsg. Authority
                 (Essex House)(1)                                5.550     07/01/2028        158,897
      5,000   Broadway, VA IDA (Bridgewater College)(1)          5.375     04/01/2033          4,185
    265,000   Buena Vista, VA Public Recreational Facilities
                 Authority (Golf Course)(1)                      5.500     07/15/2035        150,157
     25,000   Chesapeake, VA Airport Authority(1)                5.300     08/01/2019         23,078
     10,000   Chesapeake, VA IDA (Chesapeake Court House)(1)     5.250     06/01/2017         10,105
    500,000   Chesterfield County, VA EDA (VA Electric &
                 Power Company)(1)                               5.600     11/01/2031        327,865
    750,000   Chesterfield County, VA Health Center (Lucy
                 Corr Village)(1)                                6.250     12/01/2038        458,115
     25,000   Danville, VA IDA (Collegiate Hsg.
                 Foundation)(1)                                  6.500     06/01/2014         23,939
     70,000   Danville, VA IDA Educational Facilities
                 (Averett University)(1)                         6.000     03/15/2016         63,377
    130,000   Dulles, VA Town Center CDA (Dulles Town
                 Center)(1)                                      6.250     03/01/2026         89,834
     30,000   Fairfax County, VA Redevel. & Hsg. Authority
                 (Grand View Apartments)(1)                      5.450     08/01/2025         26,934
     25,000   Fairfax County, VA Redevel. & Hsg. Authority
                 (Herndon Harbor House)(1)                       5.875     08/01/2027         23,149
    500,000   Fairfax County, VA Redevel. & Hsg. Authority
                 (Olley Glen)(1)                                 5.750     08/01/2051        442,180
    135,000   Fairfax County, VA Redevel. & Hsg. Authority
                 (Paul Spring Retirement Center)(1)              6.000     12/15/2028        138,927
  1,220,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(1)                           5.450     03/01/2036        656,787
  1,250,000   Farms New Kent, VA Community Devel. Authority
                 Special Assessment(1)                           5.800     03/01/2036        697,975
     55,000   Galax, VA IDA Hospital Facilities (Twin County
                 Regional Healthcare)(1)                         5.750     09/01/2020         49,961
  2,540,000   Halifax County, VA IDA (Old Dominion Electric
                 Cooperative)(1)                                 5.625     06/01/2028      2,112,188
    170,000   Henrico County, VA IDA (Browning-Ferris
                 Industries)(1)                                  5.875     03/01/2017        132,292
     50,000   Henrico County, VA IDA (Collegiate School)(1)      5.100     10/15/2029         43,069
     75,000   Henrico County, VA IDA (Governmental)(1)           5.600     06/01/2016         75,220
    600,000   Isle Wight County, VA IDA Environmental
                 Improvement (International Paper Company)(1)    6.600     05/01/2024        410,928


                1 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Oppenheimer Rochester Virginia Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   125,000   James City County, VA IDA (Anheuser-Busch
                 Companies)(1)                                   6.000%    04/01/2032   $     94,590
     10,000   Lancaster County, VA IDA (Rappahannock
                 Westminster Canterbury)(1)                      6.000     04/01/2032          6,231
    500,000   Lewistown, VA Commerce Center Community Devel.
                 Authority(1)                                    6.050     03/01/2027        324,195
     60,000   Loudoun County, VA IDA (Dulles Airport
                 Marriott Hotel)(1)                              7.125     09/01/2015         50,435
     10,000   Lynchburg, VA IDA (Lynchburg College)(1)           5.250     09/01/2028          7,026
     15,000   Lynchburg, VA IDA (The Summit)(1)                  6.125     01/01/2021         11,112
     10,000   Manassas, VA GO(1)                                 6.000     05/01/2014         10,210
    100,000   New Port, VA CDA(1)                                5.600     09/01/2036         49,225
     35,000   Norfolk, VA Airport Authority (Air Cargo)(1)       6.250     01/01/2030         24,467
    300,000   Norfolk, VA EDA, Series A(1)                       6.000     11/01/2036        171,711
     10,000   Norfolk, VA GO(1)                                  5.750     06/01/2017         10,005
    790,000   Norfolk, VA Redevel. & Hsg. Authority (First
                 Mtg.-Retirement Community)(1)                   6.125     01/01/2035        481,292
    290,000   Norton, VA IDA (Norton Community Hospital)(1)      6.000     12/01/2022        216,937
  1,100,000   Peninsula, VA Town Center Community Devel.
                 Authority Special Obligation(1)                 6.450     09/01/2037        658,526
     75,000   Prince William County, VA IDA (Melrose
                 Apartments)(1)                                  5.400     01/01/2029         69,800
     15,000   Prince William County, VA IDA (Prince William
                 Hospital)(1)                                    5.625     04/01/2012         15,007
  1,795,000   Prince William, VA Multifamily Hsg. Pass Thru
                 Certificates (Woodward Gables)(1)               5.600     11/01/2034      1,470,895
     45,000   Richmond, VA IDA (Virginia Commonwealth
                 University Real Estate Foundation)(1)           5.550     01/01/2031         40,591
      5,000   Richmond, VA Metropolitan Authority
                 (Expressway)(1)                                 5.400     01/15/2013          5,089
     20,000   Richmond, VA Redevel. & Hsg. Authority (Old
                 Manchester)(1)                                  5.000     03/01/2015         20,148
     25,000   Roanoke, VA IDA (Virginia Lutheran Homes)(1)       6.000     12/01/2032         15,881
     80,000   Southampton County, VA IDA Medical Facilities
                 Mtg.(1)                                         5.625     01/15/2022         76,718
  1,100,000   Stafford County & Staunton, VA IDA (Virginia
                 Municipal League/Mt. Rogers)(1)                 6.500     08/01/2028        760,166
  1,000,000   Stafford County & Staunton, VA IDA (Virginia
                 Municipal League/Mt. Rogers)(1)                 6.500     08/01/2038        648,910
     15,000   Stafford County, VA COP(1)                         5.000     11/01/2009         15,034
    100,000   Stafford County, VA EDA Hospital Facilities
                 (MediCorp Health System)(1)                     5.250     06/15/2037         75,853
      5,000   Suffolk, VA IDA (Hotel & Conference Center)(1)     5.125     10/01/2035          5,672
    725,000   Suffolk, VA IDA (Lake Prince Center)(1)            5.150     09/01/2024        466,139
    400,000   Suffolk, VA IDA (Lake Prince Center)(1)            5.300     09/01/2031        222,684
    410,000   Suffolk, VA Redevel. & Hsg. Authority (Hope
                 Village Apartments)(1)                          5.600     02/01/2033        391,616
  1,200,000   VA Celebrate South CDA Special Assessment(1)       6.250     03/01/2037        734,532


                2 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Oppenheimer Rochester Virginia Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   250,000   VA Gateway Community Devel. Authority(1)           6.375%    03/01/2030   $    168,730
    100,000   VA H2O Community Devel. Authority(1)               5.200     09/01/2037         50,211
     50,000   VA Hsg. Devel. Authority (Multifamily Hsg.)(1)     5.600     11/01/2017         50,068
     25,000   VA Hsg. Devel. Authority (Multifamily Hsg.)(1)     6.000     11/01/2011         25,027
     50,000   VA Hsg. Devel. Authority (Multifamily Hsg.)(1)     6.200     05/01/2012         50,052
     50,000   VA Hsg. Devel. Authority (Multifamily)(1)          5.000     11/01/2019         46,273
     90,000   VA Hsg. Devel. Authority (Multifamily)(1)          5.450     05/01/2012         90,719
     10,000   VA Hsg. Devel. Authority (Multifamily)(1)          5.500     05/01/2013         10,053
     50,000   VA Hsg. Devel. Authority (Multifamily)(1)          5.500     11/01/2013         50,556
     15,000   VA Hsg. Devel. Authority (Multifamily)(1)          5.750     11/01/2009         15,040
     15,000   VA Hsg. Devel. Authority (Multifamily)(1)          5.800     11/01/2009         15,030
     10,000   VA Hsg. Devel. Authority (Multifamily)(1)          5.950     05/01/2009         10,022
     10,000   VA Hsg. Devel. Authority (Multifamily)(1)          6.050     05/01/2010         10,015
     30,000   VA Hsg. Devel. Authority (Multifamily)(1)          6.050     05/01/2010         30,046
    225,000   VA Hsg. Devel. Authority (Multifamily)(1)          6.050     11/01/2017        225,074
     55,000   VA Hsg. Devel. Authority (Multifamily)(1)          6.150     05/01/2011         55,065
     25,000   VA Hsg. Devel. Authority (Multifamily)(1)          6.200     05/01/2013         25,019
     70,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          5.250     09/01/2022         63,743
    325,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          5.450     11/01/2027        285,964
    150,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          5.625     10/01/2020        144,923
     75,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          5.750     02/01/2017         75,259
     65,000   VA Hsg. Devel. Authority (Rental Hsg.)(1)          6.000     08/01/2017         65,515
     45,000   VA Hsg. Devel. Authority, Series B(1)              5.500     03/01/2021         42,589
     35,000   VA Hsg. Devel. Authority, Series B(1)              5.950     05/01/2016         35,035
     75,000   VA Hsg. Devel. Authority, Series D(1)              6.000     04/01/2024         72,380
    100,000   VA Hsg. Devel. Authority, Series E(1)              6.375     01/01/2036        102,105
     50,000   VA Hsg. Devel. Authority, Series H(1)              5.350     07/01/2031         46,540
     40,000   VA Hsg. Devel. Authority, Series H(1)              5.625     11/01/2022         38,120
    140,000   VA Hsg. Devel. Authority, Series J(1)              6.250     05/01/2015        140,050
    105,000   VA Hsg. Devel. Authority, Series L(1)              5.950     11/01/2009        105,216
    225,000   VA Multifamily Hsg. (The Broad Point/American
                 International Group)(1)                         5.950(2)  11/01/2033        176,517
     20,000   VA Port Authority(1)                               5.000     07/01/2027         16,989
     20,000   VA Resources Authority Airports, Series B(1)       5.125     08/01/2027         17,250
     45,000   VA Resources Authority Water & Sewer (South
                 Hill)(1)                                        5.200     11/01/2017         45,568
    250,000   VA Small Business Financing Authority
                 (Wellmont Health System)(1)                     5.250     09/01/2037        150,033
 22,000,000   VA Tobacco Settlement Authority                    5.770(3)  06/01/2047        299,860
 13,000,000   VA Tobacco Settlement Authority                    6.700(3)  06/01/2047        197,600
     25,000   Virginia Beach, VA Devel. Authority (Beth
                 Sholom)(1)                                      5.200     04/01/2034         22,354
     45,000   Virginia Beach, VA Devel. Authority (Our Lady
                 of Perpetual Help Health Center)(1)             6.150     07/01/2027         30,947
     90,000   Virginia Beach, VA Industrial Devel. Revenue
                 (Holiday Inn)(1)                                7.250     12/01/2012         83,012
    500,000   Watkins Centre, VA Community Devel. Auth.(1)       5.400     03/01/2020        376,650


                3 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Oppenheimer Rochester Virginia Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

 PRINCIPAL
   AMOUNT                                                       COUPON      MATURITY        VALUE
-----------                                                     ------     ----------   ------------
$   290,000   West Point, VA IDA Solid Waste (Chesapeake
                 Corp.)(4)                                       6.250%    03/01/2019   $     34,861
    410,000   West Point, VA IDA Solid Waste (Chesapeake
                 Corp.)(4)                                       6.375     03/01/2019         49,286
  1,450,000   White Oaks, VA Village Shops Community Devel.
                 Authority Special Assessment(1)                 5.300     03/01/2017      1,160,363
     35,000   York County, VA IDA (Virginia Electric & Power
                 Company)(1)                                     5.500     07/01/2009         35,088
                                                                                        ------------
                                                                                          18,562,622
DISTRICT OF COLUMBIA--0.8%
    250,000   Metropolitan Washington, D.C. Airport
                 Authority(1)                                    5.375     10/01/2029        205,220
U.S. POSSESSIONS--34.4%
     35,000   Guam Hsg. Corp. (Single Family Mtg.)(1)            5.750     09/01/2031         30,926
    200,000   Northern Mariana Islands Commonwealth, Series
                 A(1)                                            5.000     06/01/2030        114,578
    255,000   Puerto Rico Aqueduct & Sewer Authority(1)          0.000(5)  07/01/2024        178,248
    500,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2038        412,915
  1,400,000   Puerto Rico Aqueduct & Sewer Authority(1)          6.000     07/01/2044      1,124,004
    120,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.375     05/15/2033         81,217
    300,000   Puerto Rico Children's Trust Fund (TASC)(1)        5.625     05/15/2043        200,763
 25,800,000   Puerto Rico Children's Trust Fund (TASC)           6.417(3)  05/15/2050        284,058
    250,000   Puerto Rico Electric Power Authority, Series
                 TT(1)                                           5.000     07/01/2032        188,333
  2,000,000   Puerto Rico Electric Power Authority, Series
                 UU(6)                                           3.301(2)  07/01/2031        940,000
      5,000   Puerto Rico IMEPCF (American Home Products)(1)     5.100     12/01/2018          5,033
     15,000   Puerto Rico Infrastructure(1)                      5.000     07/01/2041         10,270
    105,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       5.600     10/01/2014         92,495
    325,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.250     10/01/2024        232,180
    905,000   Puerto Rico Infrastructure (Mepsi Campus)(1)       6.500     10/01/2037        600,929
    100,000   Puerto Rico ITEMECF (Ana G. Mendez
                 University)(1)                                  5.375     02/01/2019         78,444
    105,000   Puerto Rico Port Authority (American
                 Airlines), Series A                             6.250     06/01/2026         46,462
  5,000,000   Puerto Rico Sales Tax Financing Corp., Series
                 A(6)                                            3.069(2)  08/01/2057      2,525,000
    300,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    4.700     07/01/2022        176,076
    400,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    5.875     07/01/2022        270,572
    120,000   V.I. Public Finance Authority (Hovensa
                 Refinery)(1)                                    6.125     07/01/2022         83,323
    400,000   V.I. Public Finance Authority, Series A(1)         5.500     10/01/2022        320,160
    250,000   V.I. Water & Power Authority, Series A(1)          5.000     07/01/2031        197,918
                                                                                        ------------
                                                                                           8,193,904
TOTAL INVESTMENTS, AT VALUE (COST $42,627,148)-113.1%                                     26,961,746
LIABILITIES IN EXCESS OF OTHER ASSETS-(13.1)                                              (3,123,382)
                                                                                        ------------
NET ASSETS-100.0%                                                                       $ 23,838,364
                                                                                        ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

(2.) Represents the current interest rate for a variable or increasing rate security.

(3.) Zero coupon bond reflects effective yield on the date of purchase.


                4 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Oppenheimer Rochester Virginia Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

(4.) Issue is in default. See accompanying Notes.

(5.) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(6.) Illiquid security. The aggregate value of illiquid securities as of December 31, 2008 was $3,465,000, which represents 14.54% of the Fund's net assets. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of December 31, 2008:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                           $        --          $--
Level 2--Other Significant Observable Inputs      26,961,746           --
Level 3--Significant Unobservable Inputs                  --           --
                                                 -----------          ---
   Total                                         $26,961,746          $--
                                                 ===========          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

To simplify the listings of securities, abbreviations are used per the table below:

CDA       Communities Devel. Authority
COP       Certificates of Participation
EDA       Economic Devel. Authority
GO        General Obligation
IDA       Industrial Devel. Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF   Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC      Tobacco Settlement Asset-Backed Bonds
V.I.      United States Virgin Islands

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are


                5 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Oppenheimer Rochester Virginia Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2008, securities with an aggregate market value of $84,147, representing 0.35% of the Fund's net assets, were in default.

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                6 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Oppenheimer Rochester Virginia Municipal Fund

STATEMENT OF INVESTMENTS DECEMBER 31, 2008 / UNAUDITED

ILLIQUID SECURITIES

As of December 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings. The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund can also borrow for other purposes, such as to raise money to unwind or "collapse" trusts that issued "inverse floaters" to the Fund, or to contribute to such trusts to enable them to meet tenders of their short-term securities by the holders of those securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $3.0 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (3.1252% as of December 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of December 31, 2008, the Fund had borrowings outstanding at an interest rate of 3.1252%. Details of the borrowings for the period ended December 31, 2008 are as follows:

Average Daily Loan Balance    $5,501,455
Average Daily Interest Rate        2.993%
Fees Paid                     $   62,496
Interest Paid                 $  131,430

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $ 42,627,148
                                 ============
Gross unrealized appreciation    $      7,020
Gross unrealized depreciation     (15,672,422)
                                 ------------
Net unrealized depreciation      $(15,665,402)
                                 ============


                7 | OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/11/2009